GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Finite-Lived Intangible Assets
Assets	$ 58,799	$ 49,272
Accumulated Amortization	(17,313)	(14,362)
Non-compete agreements
Finite-Lived Intangible Assets
Assets	10,232	9,841
Accumulated Amortization	(5,517)	(4,208)
Customer relationships
Finite-Lived Intangible Assets
Assets	40,307	31,630
Accumulated Amortization	(6,843)	(5,986)
Licensing agreements
Finite-Lived Intangible Assets
Assets	4,589	4,589
Accumulated Amortization	(3,909)	(3,450)
Patents
Finite-Lived Intangible Assets
Assets	792	792
Accumulated Amortization	(284)	(254)
Tradename
Finite-Lived Intangible Assets
Assets	2,879	2,420
Accumulated Amortization	$ (760)	$ (464)